COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS
Schedule of capital commitments of property, plant and equipment

	December 31,	December 31,
	2016	2017

Contracted, but not provided for	7,594,756	2,967,541

Schedule of commitments under operating leases

	December 31,	December 31,
	2016	2017

Within one year	515,276	658,574
In the second to fifth years, inclusive	1,925,606	2,112,800
After five years	13,096,017	12,544,108

	15,536,899	15,315,482

Schedule of commitments to make capital contributions to the Group's joint ventures and associates

	December 31,	December 31,
	2016	2017

Associates	739,975	374,800
Joint ventures	278,664	—

	1,018,639	374,800